CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 820		$ 759
Short-term deposits	3		5
Cash and cash equivalents, net	$ 823	$ 734	$ 764	$ 530	$ 358	$ 431